Prepayments, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments Net
Schedule of Prepayments, net	Prepayments consist of the following:
	As of December 31	As of December 31
	2025	2024
	USD	USD

Advance to suppliers	1,326,916	889,172
Total	1,326,916	889,172